SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	$ 2.8	$ 2.5	$ 2.5
Dividend yield	0.00%	0.00%	0.00%
Expected volatility (weighted average)	60.00%	70.00%	66.00%
Maximum [Member]
Risk-free interest rate	1.00%	1.20%	2.80%
Minimum [Member]
Risk-free interest rate	0.20%	0.10%	2.30%